INTANGILE ASSETS AND GOODWILL - Summary of Movement (Details) - EUR (€)	3 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		€ 171,726,000	€ 84,250,000
Ending balance	€ 366,446,000	366,446,000	171,726,000
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		213,824,000	127,442,000
Additions		196,057,000	94,326,000
Transfers		(588,000)	(4,000)
Disposals		(945,000)	(10,000)
Foreign exchange differences		20,495,000	(8,295,000)
Additions through business combinations under common control			361,000
Additions through business combinations			4,000
Ending balance	428,843,000	428,843,000	213,824,000
Depreciation/impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		(42,098,000)	(43,192,000)
Transfers		325,000	4,000
Disposals		233,000	5,000
Foreign exchange differences		(3,668,000)	2,410,000
Amortization		(2,342,000)	(920,000)
Impairments		(14,847,000)	(366,000)
Additions through business combinations under common control			(39,000)
Ending balance	(62,397,000)	(62,397,000)	(42,098,000)
Goodwill
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		26,000	0
Ending balance	26,000	26,000	26,000
Goodwill | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		28,000	6,000
Additions		0	26,000
Transfers		0	(4,000)
Disposals		0	0
Foreign exchange differences		0	0
Additions through business combinations under common control			0
Additions through business combinations			0
Ending balance	28,000	28,000	28,000
Goodwill | Depreciation/impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		(2,000)	(6,000)
Transfers		0	4,000
Disposals		0	0
Foreign exchange differences		0	0
Amortization		0	0
Impairments		0	0
Additions through business combinations under common control			0
Ending balance	(2,000)	(2,000)	(2,000)
Assets under construction
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		168,809,000	82,989,000
Ending balance	360,720,000	360,720,000	168,809,000
Assets under construction | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		208,787,000	124,938,000
Additions		190,899,000	91,996,000
Transfers		(263,000)	0
Disposals		(705,000)	0
Foreign exchange differences		20,016,000	(8,147,000)
Additions through business combinations under common control			0
Additions through business combinations			0
Ending balance	418,734,000	418,734,000	208,787,000
Assets under construction | Depreciation/impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		(39,978,000)	(41,949,000)
Transfers		0	0
Disposals		0	0
Foreign exchange differences		(3,464,000)	2,337,000
Amortization		0	0
Impairments	(13,629,154)	(14,572,000)	(366,000)
Additions through business combinations under common control			0
Ending balance	(58,014,000)	(58,014,000)	(39,978,000)
Intangible Assets Under Development, Equipment, Tolling And Parts | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Additions		35,476,145	15,845,777
Patent, trademarks and other rights
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		384,000	87,000
Ending balance	65,000	65,000	384,000
Patent, trademarks and other rights | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		467,000	104,000
Additions		0	0
Transfers		0	0
Disposals		0	0
Foreign exchange differences		35,000	2,000
Additions through business combinations under common control			361,000
Additions through business combinations			0
Ending balance	502,000	502,000	467,000
Patent, trademarks and other rights | Depreciation/impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		(83,000)	(17,000)
Transfers		0	0
Disposals		0	0
Foreign exchange differences		(17,000)	0
Amortization		(62,000)	(27,000)
Impairments		(275,000)	0
Additions through business combinations under common control			(39,000)
Ending balance	(437,000)	(437,000)	(83,000)
Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		2,507,000	1,174,000
Ending balance	5,635,000	5,635,000	2,507,000
Software | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		4,542,000	2,394,000
Additions		5,158,000	2,304,000
Transfers		(325,000)	0
Disposals		(240,000)	(10,000)
Foreign exchange differences		444,000	(150,000)
Additions through business combinations under common control			0
Additions through business combinations			4,000
Ending balance	9,579,000	9,579,000	4,542,000
Software | Depreciation/impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance		(2,035,000)	(1,220,000)
Transfers		325,000	0
Disposals		233,000	5,000
Foreign exchange differences		(187,000)	73,000
Amortization		(2,280,000)	(893,000)
Impairments		0	0
Additions through business combinations under common control			0
Ending balance	€ (3,944,000)	€ (3,944,000)	€ (2,035,000)